Long-Term Liabilities (Details) - Schedule of Contingent Consideration	Sep. 30, 2023 USD ($)
Contingent Consideration 25% [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration, Amount	$ 13,750,000
Contingent Consideration 50% [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration, Amount	27,500,000
Contingent Consideration 75% [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration, Amount	41,250,000
Contingent Consideration 100% [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration, Amount	$ 55,000,000